Label	Element	Value
Innovator U.S. Equity Power Buffer ETF - February | SPDR S&P 500 ETF, Expiration: 01/31/2025; Exercise Price: 4.83 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	106.70%
Innovator U.S. Equity Power Buffer ETF - February | SPDR S&P 500 ETF, Expiration: 01/31/2025; Exercise Price: 482.88 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.70%
Innovator U.S. Equity Power Buffer ETF - February | SPDR S&P 500 ETF, Expiration: 01/31/2025; Exercise Price: 410.45 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.30%)
Innovator U.S. Equity Power Buffer ETF - February | SPDR S&P 500 ETF, Expiration: 01/31/2025; Exercise Price: 546.86 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(7.20%)